Label	Element	Value
Dreyfus Tax Managed Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000819940_SupplementTextBlock

April 29, 2015

THE DREYFUS/LAUREL FUNDS, INC.

-          Dreyfus Tax Managed Growth Fund

Supplement to Summary and Statutory Prospectuses

dated February 27, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Tax Managed Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Effective on or about July 15, 2015, the following information will supersede and replace the sentence contained in “Investment Objective” in the summary prospectus, the first sentence in “Fund Summary – Investment Objective” in the statutory prospectus and the first sentence in “Fund Details – Goal and Approach” in the statutory prospectus:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation consistent with minimizing realized capital gains.